Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 5.4%
967,105	AAdvantage Loyalty IP Ltd. 10.294% (3-Month Term SOFR+475 basis points), 4/20/2028[2,3,4,5]	$995,712
1,799,443	Ali Group North America Corp. 7.361% (1-Month Term SOFR+200 basis points), 7/23/2029[2,3,4]	1,807,603
1,500,000	Amentum Holdings, Inc. 2.250% (1-Month Term SOFR+225 basis points), 7/30/2031[2,3,4]	1,497,187
91,293	Aramark Services, Inc. 7.247% (1-Month Term SOFR+200 basis points), 4/6/2028[2,3,4]	91,567
1,713,215	Astoria Energy LLC 6.615% (1-Month Term SOFR+350 basis points), 12/10/2027[2,3,4]	1,720,436
1,984,576	Belron Finance U.S. LLC 7.319% (3-Month Term SOFR+192.5 basis points), 4/28/2028[2,3,4]	1,985,816
995,000	Calpine Construction Finance Co. LP 7.247% (1-Month Term SOFR+225 basis points), 7/31/2030[2,3,4]	989,612
1,741,049	CCC Intelligent Solutions, Inc. 7.611% (1-Month Term SOFR+225 basis points), 9/21/2028[2,3,4]	1,743,660
922,172	Centuri Group, Inc. 7.867% (1-Month Term SOFR+250 basis points), 8/28/2028[2,3,4]	921,384
992,167	Charter Communications Operating LLC 7.082% (3-Month Term SOFR+175 basis points), 2/1/2027[2,3,4]	992,063
1,984,670	Corpay Technologies Operating Co. LLC 7.097% (1-Month Term SOFR+175 basis points), 4/28/2028[2,3,4]	1,984,829
1,369,780	EFS Cogen Holdings I LLC 9.096% (3-Month Term SOFR+350 basis points), 10/1/2027[2,3,4]	1,373,013
1,352,770	Elanco Animal Health, Inc. 7.051% (1-Month Term SOFR+175 basis points), 8/2/2027[2,3,4]	1,351,181
1,179,781	Entain Holdings Gibraltar Ltd. 7.909% (6-Month Term SOFR+250 basis points), 3/16/2027[2,3,4,5]	1,185,309
1,687,250	Flutter Financing B.V. 7.585% (3-Month Term SOFR+225 basis points), 11/29/2030[2,3,4,5]	1,691,164
1,484,496	Froneri US, Inc. 7.597% (1-Month Term SOFR+225 basis points), 2/1/2027[2,3,4]	1,483,383
1,226,373	Go Daddy Operating Co. LLC 7.247% (1-Month Term SOFR+200 basis points), 11/13/2029[2,3,4]	1,226,551
1,979,487	Hudson River Trading LLC 8.319% (1-Month Term SOFR+300 basis points), 3/20/2028[2,3,4]	1,979,665
1,741,250	Installed Building Products, Inc. 7.247% (1-Month Term SOFR+200 basis points), 3/28/2031[2,3,4]	1,749,956
1,375,343	Iridium Satellite LLC 7.497% (1-Month Term SOFR+225 basis points), 9/20/2030[2,3,4]	1,353,420
1,488,750	Iron Mountain Information Management LLC 7.247% (1-Month Term SOFR+225 basis points), 1/31/2031[2,3,4]	1,482,237
1,496,241	Medline Borrower LP 7.997% (1-Month Term SOFR+275 basis points), 10/23/2028[2,3,4]	1,498,537

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,820,438	MIWD Holdco II LLC 8.345% (1-Month Term SOFR+350 basis points), 3/28/2031[2,3,4]	$1,825,872
1,974,314	Nuvei Technologies Corp. 8.444% (1-Month Term SOFR+300 basis points), 12/19/2030[2,3,4,5]	1,979,605
1,350,000	Pike Corp. 8.361% (1-Month Term SOFR+300 basis points), 1/21/2028[2,3,4]	1,357,736
1,974,331	SBA Senior Finance II LLC 6.850% (1-Month Term SOFR+200 basis points), 1/27/2031[2,3,4]	1,977,105
572,118	Smyrna Ready Mix Concrete LLC 8.778% (1-Month Term SOFR+350 basis points), 4/2/2029[2,3,4]	576,409
1,781,703	SS&C Technologies, Inc. 7.247% (1-Month Term SOFR+200 basis points), 5/9/2031[2,3,4]	1,783,671
950,000	Thunder Generation Funding LLC 2.250% (1-Month Term SOFR+300 basis points), 9/29/2031[2,3,4]	950,000
950,000	U.S. Foods, Inc. 2.250% (1-Month Term SOFR+175 basis points), 9/29/2031[2,3,4]	953,563
2,481,250	Vistra Operations Co. LLC 6.845% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	2,484,227
746,250	Vistra Zero Operating Co LLC 7.997% (1-Month Term SOFR+275 basis points), 4/30/2031[2,3,4]	749,328
1,500,000	WhiteWater DBR HoldCo LLC 8.063% (3-Month Term SOFR+275 basis points), 3/3/2031[2,3,4]	1,499,767
1,996,399	WMG Acquisition Corp. 6.691% (1-Month Term SOFR+175 basis points), 1/24/2031[2,3,4]	1,999,314
1,500,000	Zegona Finance LLC 0.000% (1-Month Term SOFR+425 basis points), 7/16/2029[2,3,4]	1,500,000
	Total Bank Loans
	(Cost $50,657,253)	50,740,882
	BONDS — 92.0%
	ASSET-BACKED SECURITIES — 49.5%
	522 Funding CLO Ltd.
6,500,000	Series 2019-5A, Class AR, 6.631% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,6]	6,503,877
1,500,000	Series 2019-5A, Class ER, 12.061% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,6]	1,485,376
	AIMCO CLO Ltd.
1,750,000	Series 2017-AA, Class AR, 6.594% (3-Month Term SOFR+131.16 basis points), 4/20/2034[3,4,6]	1,752,049
1,250,000	Series 2024-22A, Class E, 11.827% (3-Month Term SOFR+650 basis points), 4/19/2037[3,4,6]	1,260,721
1,000,000	Series 2019-10A, Class ARR, 6.692% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,6]	1,003,600

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,097,988	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	$2,102,326
	American Express Credit Account Master Trust
5,300,000	Series 2021-1, Class A, 0.900%, 11/15/2026[3]	5,273,611
7,113,000	Series 2022-2, Class A, 3.390%, 5/15/2027[3]	7,063,145
5,250,000	Series 2022-3, Class A, 3.750%, 8/15/2027[3]	5,223,361
	Anchorage Capital CLO Ltd.
3,250,000	Series 2018-10A, Class BR, 7.001% (3-Month Term SOFR+170 basis points), 10/15/2031[3,4,6]	3,260,200
1,500,000	Series 2018-10A, Class CR, 7.351% (3-Month Term SOFR+205 basis points), 10/15/2031[3,4,6]	1,502,658
2,000,000	Anchorage Credit Funding Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,6]	1,887,373
1,500,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 8.082% (3-Month Term SOFR+280 basis points), 7/20/2031[3,4,6]	1,501,784
	Apidos CLO
2,500,000	Series 2017-28A, Class C, 8.044% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,6]	2,500,741
1,578,000	Series 2013-15A, Class ERR, 11.244% (3-Month Term SOFR+596.16 basis points), 4/20/2031[3,4,6]	1,585,967
1,500,000	Series XXXA, Class CR, 8.195% (3-Month Term SOFR+300 basis points), 10/18/2031[3,4,6]	1,500,132
1,000,000	Series 2023-45A, Class E, 13.679% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,6]	1,038,368
4,000,000	Ares CLO Ltd. Series 2015-2A, Class AR3, 6.606% (3-Month Term SOFR+132 basis points), 4/17/2033[3,4,6]	4,002,998
1,750,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.744% (3-Month Term SOFR+746.16 basis points), 10/20/2034[3,4,6]	1,705,779
1,500,000	Bain Capital Credit CLO Series 2018-2A, Class DR, 8.229% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,6]	1,500,054
1,250,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 12.313% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,6]	1,253,234
1,991,747	Barings CLO Ltd. Series 2015-IA, Class AR, 6.534% (3-Month Term SOFR+125.16 basis points), 1/20/2031[3,4,6]	1,993,106

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 7.335% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	$3,905,490
2,000,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 8.995% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,6]	1,880,116
47,502	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 5.262%, 7/25/2034[3,7]	44,233
	Benefit Street Partners CLO Ltd.
1,750,000	Series 2015-8A, Class CR, 8.294% (3-Month Term SOFR+301.16 basis points), 1/20/2031[3,4,6]	1,759,444
1,850,000	Series 2019-18A, Class A1R, 6.733% (3-Month Term SOFR+143.16 basis points), 10/15/2034[3,4,6]	1,851,829
750,000	Series 2020-21A, Class ER, 12.263% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,6]	753,915
1,000,000	Series 2019-18A, Class ER, 12.313% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,6]	1,008,141
1,000,000	Series 2021-24A, Class E, 12.154% (3-Month Term SOFR+687.16 basis points), 10/20/2034[3,4,6]	1,005,221
1,000,000	Series 2019-17A, Class D1R2, 0.000% (3-Month Term SOFR+315 basis points), 10/15/2037[3,4,6]	1,000,000
1,750,000	Series 2022-27A, Class D1R, 8.335% (3-Month Term SOFR+315 basis points), 10/20/2037[3,4,6]	1,750,004
	BlueMountain CLO Ltd.
2,000,000	Series 2015-3A, Class A2R, 7.044% (3-Month Term SOFR+176.16 basis points), 4/20/2031[3,4,6]	2,001,703
1,750,000	Series 2020-29A, Class D2R, 9.796% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,6]	1,733,422
883,000	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	891,602
450,000	BofA Auto Trust Series 2024-1A, Class A3, 5.350%, 11/15/2028[3,6]	459,552
1,000,000	Bryant Park Funding Ltd. Series 2024-23A, Class E, 12.057% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,6]	998,964
5,195,614	Capital One Prime Auto Receivables Trust Series 2022-2, Class A3, 3.660%, 5/17/2027[3]	5,161,822
	Carlyle Global Market Strategies CLO Ltd.
1,500,000	Series 2012-3A, Class BR2, 7.763% (3-Month Term SOFR+246.16 basis points), 1/14/2032[3,4,6]	1,502,880
2,000,000	Series 2012-4A, Class DR3, 8.352% (3-Month Term SOFR+350 basis points), 4/22/2032[3,4,6]	2,000,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	CarMax Auto Owner Trust
174,507	Series 2023-1, Class A2A, 5.230%, 1/15/2026[3]	$174,515
318,812	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	317,624
	CBAM Ltd.
2,000,000	Series 2018-6A, Class B2R, 7.663% (3-Month Term SOFR+236.16 basis points), 1/15/2031[3,4,6]	2,003,660
1,000,000	Series 2017-4A, Class D, 8.163% (3-Month Term SOFR+286.16 basis points), 1/15/2031[3,4,6]	1,001,331
2,000,000	Cedar Funding Clo Ltd. Series 2018-7A, Class DR, 7.846% (3-Month Term SOFR+275 basis points), 1/20/2031[3,4,6]	2,000,087
1,025,000	Chase Auto Owner Trust Series 2024-5A, Class A2, 4.400%, 11/26/2027[3,6]	1,025,432
2,800,000	CIFC European Funding CLO Series 3X, Class D, 7.285% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	3,120,548
	CIFC Funding Ltd.
625,736	Series 2015-3A, Class AR, 6.411% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,6]	626,297
1,000,000	Series 2018-2A, Class D, 11.394% (3-Month Term SOFR+611.16 basis points), 4/20/2031[3,4,6]	1,000,000
3,166,354	Series 2013-3RA, Class A1, 6.525% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,6]	3,169,021
1,000,000	Series 2018-4A, Class C, 8.497% (3-Month Term SOFR+321.16 basis points), 10/17/2031[3,4,6]	1,001,809
1,000,000	Series 2018-4A, Class D, 11.447% (3-Month Term SOFR+616.16 basis points), 10/17/2031[3,4,6]	997,004
3,900,000	Series 2019-1A, Class AR, 6.644% (3-Month Term SOFR+136.16 basis points), 4/20/2032[3,4,6]	3,913,335
1,000,000	Series 2019-1A, Class DR, 8.644% (3-Month Term SOFR+336.16 basis points), 4/20/2032[3,4,6]	1,003,519
1,250,000	Series 2018-2A, Class D1R, 0.000% (3-Month Term SOFR+305 basis points), 10/20/2037[3,4,6]	1,250,000
	Citizens Auto Receivables Trust
2,856,489	Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,6]	2,863,481
4,500,000	Series 2024-1, Class A3, 5.110%, 4/17/2028[3,6]	4,551,313
	COLT Mortgage Loan Trust
4,949,659	Series 2021-4, Class A1, 1.397%, 10/25/2066[3,6,7]	4,243,328
4,967,479	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,6,7]	4,519,939

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Crestline Denali CLO Ltd.
800,000	Series 2017-1A, Class D, 9.274% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,6]	$801,022
750,000	Series 2016-1A, Class DR, 8.895% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,6]	750,039
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 7.036% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,518,552
5,000,000	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,6]	5,029,240
600,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 8.313% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,6]	598,226
1,602,123	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.483% (3-Month Term SOFR+118.16 basis points), 10/15/2030[3,4,6]	1,603,990
1,462,238	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,6]	1,463,301
	Dryden CLO Ltd.
2,450,654	Series 2018-57A, Class A, 6.390% (3-Month Term SOFR+127.16 basis points), 5/15/2031[3,4,6]	2,452,966
1,000,000	Series 2018-57A, Class D, 7.930% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,6]	997,767
5,500,000	Series 2019-80A, Class AR, 6.536% (3-Month Term SOFR+125 basis points), 1/17/2033[3,4,6]	5,502,282
1,500,000	Series 2020-77A, Class ER, 11.260% (3-Month Term SOFR+613.16 basis points), 5/20/2034[3,4,6]	1,409,041
1,000,000	Series 2020-86A, Class DR, 8.747% (3-Month Term SOFR+346.16 basis points), 7/17/2034[3,4,6]	1,002,608
	Dryden Euro CLO
1,500,000	Series 2021-91X, Class D, 8.524% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,678,028
2,000,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	2,254,622
	Dryden Senior Loan Fund
426,293	Series 2013-30A, Class AR, 6.200% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,6]	426,625
2,941,634	Series 2014-36A, Class AR3, 6.583% (3-Month Term SOFR+128.16 basis points), 4/15/2029[3,4,6]	2,943,509
1,500,000	Series 2017-49A, Class DR, 8.941% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,6]	1,502,286
1,000,000	Series 2015-41A, Class DR, 8.163% (3-Month Term SOFR+286.16 basis points), 4/15/2031[3,4,6]	1,001,452

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,328,787	Series 2015-40A, Class AR2, 6.268% (3-Month Term SOFR+115 basis points), 8/15/2031[3,4,6]	$2,330,228
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 8.044% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,6]	1,502,051
250,000	Series 2014-1RA, Class E, 11.263% (3-Month Term SOFR+596.16 basis points), 7/15/2030[3,4,6]	235,886
2,250,000	Series 2013-1A, Class D3R, 12.363% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,6]	2,253,357
1,000,000	Series 2020-2A, Class ER, 12.063% (3-Month Term SOFR+676.16 basis points), 1/15/2035[3,4,6]	1,000,000
1,000,000	Series 2020-2A, Class ER2, 0.000% (3-Month Term SOFR+650 basis points), 10/15/2037[3,4,6]	1,000,000
	Ellington Financial Mortgage Trust
4,189,007	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,6,7]	3,522,456
4,359,901	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,6,7]	3,654,373
	Elmwood CLO Ltd.
1,750,000	Series 2019-3A, Class A1RR, 6.701% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	1,756,536
5,000,000	Series 2020-3A, Class ARR, 6.719% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	5,026,246
1,000,000	Empower CLO Ltd. Series 2023-2A, Class D, 10.701% (3-Month Term SOFR+540 basis points), 7/15/2036[3,4,6]	1,030,046
1,551,398	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	1,555,725
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class ER, 11.578% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,6]	1,003,537
1,000,000	Series 2023-2A, Class E, 13.131% (3-Month Term SOFR+783 basis points), 1/15/2037[3,4,6]	1,034,649
	Galaxy CLO Ltd.
2,825,936	Series 2015-19A, Class A1RR, 6.495% (3-Month Term SOFR+121.16 basis points), 7/24/2030[3,4,6]	2,828,287
1,282,822	Series 2013-15A, Class ARR, 6.533% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,6]	1,284,119
1,000,000	Series 2023-32A, Class E, 12.612% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,6]	1,035,836
	Generate CLO Ltd.
1,000,000	Series 9A, Class E, 12.394% (3-Month Term SOFR+711.16 basis points), 10/20/2034[3,4,6]	1,006,986

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,750,000	Series 6A, Class DR, 9.044% (3-Month Term SOFR+376.16 basis points), 1/22/2035[3,4,6]	$1,750,000
	GM Financial Automobile Leasing Trust
1,928,494	Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	1,933,606
4,975,000	Series 2023-2, Class A3, 5.050%, 7/20/2026[3]	4,987,980
2,400,000	Series 2024-3, Class A2A, 4.290%, 1/20/2027[3]	2,399,889
6,375,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	6,441,804
	GM Financial Consumer Automobile Receivables Trust
724,766	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	724,867
652,099	Series 2021-4, Class A3, 0.680%, 9/16/2026[3]	642,535
4,150,000	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	4,213,603
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 8.938% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	1,094,826
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2019-5A, Class DRR, 8.069% (3-Month Term SOFR+280 basis points), 10/20/2032[3,4,6]	1,000,008
500,000	Series 2020-7A, Class FR, 13.294% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,6]	482,614
2,000,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 6.815% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,6]	2,003,523
1,000,000	Golub Capital Partners Static Ltd. Series 2024-1A, Class E, 11.782% (3-Month Term SOFR+650 basis points), 4/20/2033[3,4,6]	1,002,091
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 8.063% (3-Month Term SOFR+276.16 basis points), 4/15/2031[3,4,6]	1,903,720
	Harley-Davidson Motorcycle Trust
1,986,824	Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	1,993,619
5,000,000	Series 2024-A, Class A3, 5.370%, 3/15/2029[3]	5,106,600
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 4.985% (3-Month Euribor+130 basis points), 10/15/2031[3,4,6]	1,111,626
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015, Class DRR, 8.713% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,6]	998,080
	Honda Auto Receivables Owner Trust
4,500,000	Series 2024-2, Class A3, 5.270%, 11/20/2028[3]	4,601,232
4,500,000	Series 2023-3, Class A4, 5.300%, 12/18/2029[3]	4,605,304

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class DR, 8.251% (3-Month Term SOFR+295 basis points), 10/15/2030[3,4,6]	$1,247,030
2,625,000	Series 6A-2015, Class CR, 8.004% (3-Month Term SOFR+276.16 basis points), 2/5/2031[3,4,6]	2,628,587
2,250,000	Series 15A-19, Class ER, 12.082% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,6]	2,260,484
	Hyundai Auto Lease Securitization Trust
6,683,862	Series 2024-A, Class A2A, 5.150%, 6/15/2026[3,6]	6,702,757
4,500,000	Series 2024-B, Class A3, 5.410%, 5/17/2027[3,6]	4,578,898
	Hyundai Auto Receivables Trust
543,937	Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	538,960
4,381,000	Series 2023-C, Class A3, 5.540%, 10/16/2028[3]	4,479,888
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 10.282% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,6]	1,010,961
1,371,940	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	1,372,399
867,054	KKR CLO Ltd. Series 18, Class AR, 6.481% (3-Month Term SOFR+120.16 basis points), 7/18/2030[3,4,6]	867,705
750,000	LCM LP Series 18A, Class DR, 8.344% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,6]	728,622
958,459	LCM Ltd. Series 24A, Class AR, 6.524% (3-Month Term SOFR+124.16 basis points), 3/20/2030[3,4,6]	959,097
769,600	Madison Park Funding Ltd. Series 9A, Class DR, 8.923% (3-Month Term SOFR+386.16 basis points), 5/28/2030[3,4,6]	770,014
	Magnetite Ltd.
1,000,000	Series 2015-15A, Class ER, 10.746% (3-Month Term SOFR+546.16 basis points), 7/25/2031[3,4,6]	1,003,480
500,000	Series 2015-12A, Class ER, 11.243% (3-Month Term SOFR+594.16 basis points), 10/15/2031[3,4,6]	502,461
1,000,000	Series 2020-25A, Class E, 11.896% (3-Month Term SOFR+661.16 basis points), 1/25/2032[3,4,6]	1,008,402
	Mercedes-Benz Auto Lease Trust
8,261,000	Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	8,273,796
1,750,000	Series 2024-A, Class A3, 5.320%, 1/18/2028[3]	1,789,499

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,518,530	Milos CLO Ltd. Series 2017-1A, Class AR, 6.614% (3-Month Term SOFR+133.16 basis points), 10/20/2030[3,4,6]	$1,519,862
	Morgan Stanley Eaton Vance CLO Ltd.
2,500,000	Series 2022-16A, Class E, 12.151% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,6]	2,508,460
1,000,000	Series 2022-17A, Class E, 13.182% (3-Month Term SOFR+790 basis points), 7/20/2035[3,4,6]	1,009,692
500,000	Series 2022-18A, Class E, 13.782% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,6]	508,105
1,500,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 9.503% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,6]	1,474,083
	Neuberger Berman Loan Advisers CLO Ltd.
1,797,639	Series 2017-26A, Class AR, 6.461% (3-Month Term SOFR+118.16 basis points), 10/18/2030[3,4,6]	1,798,849
1,000,000	Series 2018-28A, Class D1R, 8.178% (3-Month Term SOFR+320 basis points), 10/20/2038[3,4,6]	999,918
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.662% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,117,765
	New Mountain CLO Ltd.
1,500,000	Series CLO-1A, Class ER, 12.243% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,6]	1,508,613
1,500,000	Series CLO-4A, Class B1, 7.732% (3-Month Term SOFR+245 basis points), 4/20/2036[3,4,6]	1,507,425
1,000,000	Series CLO-5A, Class E, 12.151% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,6]	1,015,000
1,750,000	Series CLO-6A, Class D1, 0.000% (3-Month Term SOFR+310 basis points), 10/15/2037[3,4,6,8]	1,750,000
	Newark BSL CLO Ltd.
1,821,208	Series 2016-1A, Class A1R, 6.625% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,6]	1,823,784
750,000	Series 2016-1A, Class DR, 11.775% (3-Month Term SOFR+651.16 basis points), 12/21/2029[3,4,6]	723,606
	Nissan Auto Receivables Owner Trust
5,000,000	Series 2021-A, Class A4, 0.570%, 9/15/2027[3]	4,883,280
4,400,000	Series 2024-A, Class A3, 5.280%, 12/15/2028[3]	4,496,954
2,500,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 10.294% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,6]	2,517,608

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,142,166	OBX Trust Series 2020-INV1, Class A11, 6.000% (1-Month Term SOFR+101.45 basis points), 12/25/2049[3,4,6]	$1,086,831
	OCP CLO Ltd.
4,330,813	Series 2017-13A, Class A1AR, 6.523% (3-Month Term SOFR+122.16 basis points), 7/15/2030[3,4,6]	4,336,724
2,500,000	Series 2014-6A, Class BR2, 7.186% (3-Month Term SOFR+190 basis points), 10/17/2030[3,4,6]	2,504,560
2,000,000	Series 2014-6A, Class CR, 8.747% (3-Month Term SOFR+346.16 basis points), 10/17/2030[3,4,6]	2,005,099
2,379,465	Series 2014-5A, Class A1R, 6.621% (3-Month Term SOFR+134.16 basis points), 4/26/2031[3,4,6]	2,382,713
500,000	Series 2020-8RA, Class D, 12.547% (3-Month Term SOFR+726.16 basis points), 1/17/2032[3,4,6]	502,150
1,000,000	Series 2016-12A, Class ER2, 12.429% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,6]	1,000,000
1,000,000	Series 2021-22A, Class D, 8.644% (3-Month Term SOFR+336.16 basis points), 12/2/2034[3,4,6]	1,004,250
1,000,000	Series 2021-22A, Class E, 12.144% (3-Month Term SOFR+686.16 basis points), 12/2/2034[3,4,6]	1,005,305
1,500,000	Series 2023-30A, Class E, 12.373% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,6]	1,529,361
4,500,000	Series 2024-31A, Class A1, 6.923% (3-Month Term SOFR+163 basis points), 4/20/2037[3,4,6]	4,529,246
1,500,000	Series 2024-32A, Class D2, 9.050%, 4/23/2037[3,6]	1,546,069
1,750,000	Series 2024-32A, Class E, 12.086% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,6]	1,787,510
3,000,000	Series 2017-14A, Class A1R, 6.111% (3-Month Term SOFR+137 basis points), 7/20/2037[3,4,6]	3,007,829
4,000,000	Series 2022-25A, Class A1R, 6.702% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,6]	4,003,670
1,500,000	Series 2019-17A, Class BR2, 7.046% (3-Month Term SOFR+175 basis points), 7/20/2037[3,4,6]	1,500,780
1,000,000	Series 2020-18A, Class ER2, 11.484% (3-Month Term SOFR+625 basis points), 7/20/2037[3,4,6]	998,550
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A, Class CRR, 9.463% (3-Month Term SOFR+416.16 basis points), 7/15/2029[3,4,6]	1,005,426
750,000	Series 2014-1A, Class DRR, 8.294% (3-Month Term SOFR+301.16 basis points), 1/22/2030[3,4,6]	752,307
1,250,000	Series 2017-1A, Class A2R, 6.994% (3-Month Term SOFR+171.16 basis points), 3/17/2030[3,4,6]	1,251,027

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Series 2020-3A, Class AR, 6.694% (3-Month Term SOFR+141.16 basis points), 10/20/2034[3,4,6]	$2,502,138
	OHA Credit Funding Ltd.
1,000,000	Series 2021-9A, Class D, 8.491% (3-Month Term SOFR+321.16 basis points), 7/19/2035[3,4,6]	1,000,000
1,000,000	Series 2022-11A, Class B1R, 6.806% (3-Month Term SOFR+160 basis points), 7/19/2037[3,4,6]	999,149
2,750,000	OHA Credit Partners Ltd. Series 2012-7A, Class D2R3, 9.640% (3-Month Term SOFR+451.16 basis points), 2/20/2034[3,4,6]	2,773,003
	OSD CLO Ltd.
1,000,000	Series 2021-23A, Class D, 8.497% (3-Month Term SOFR+321.16 basis points), 4/17/2031[3,4,6]	1,001,809
1,000,000	Series 2021-23A, Class E, 11.547% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,6]	999,026
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 11.627% (3-Month Term SOFR+634.16 basis points), 10/17/2029[3,4,6]	1,496,359
2,000,000	Series 2014-6A, Class CT, 7.924% (3-Month Term SOFR+263.84 basis points), 4/17/2031[3,4,6]	2,005,162
3,245,956	Series 2014-9A, Class A1A4, 6.482% (3-Month Term SOFR+120 basis points), 10/20/2031[3,4,6]	3,248,268
750,000	Series 2019-23A, Class DR, 9.313% (3-Month Term SOFR+401.16 basis points), 4/15/2034[3,4,6]	750,000
390,513	Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.420%, 12/22/2026[3,6]	390,706
	Post CLO Ltd.
1,250,000	Series 2021-1A, Class D, 8.863% (3-Month Term SOFR+356.16 basis points), 10/15/2034[3,4,6]	1,252,613
4,500,000	Series 2022-1A, Class A, 6.662% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,6]	4,502,294
2,250,000	Series 2022-1A, Class E, 12.032% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,6]	2,259,793
4,000,000	Series 2023-1A, Class A, 7.232% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,6]	4,019,197
1,500,000	Series 2023-1A, Class D, 10.532% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,6]	1,523,624
4,000,000	Series 2024-1A, Class A1, 6.872% (3-Month Term SOFR+160 basis points), 4/20/2037[3,4,6]	4,019,200
1,000,000	Series 2018-1A, Class D1R, 8.508% (3-Month Term SOFR+340 basis points), 10/16/2037[3,4,6]	1,000,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 12.157% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,6]	$1,401,218
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 14.014% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,6]	860,030
	Regatta Funding Ltd.
1,000,000	Series 2018-4A, Class D, 12.046% (3-Month Term SOFR+676.16 basis points), 10/25/2031[3,4,6]	998,996
1,000,000	Series 2019-2A, Class ER, 12.211% (3-Month Term SOFR+710 basis points), 1/15/2033[3,4,6,8]	1,000,000
1,500,000	Series 2016-1A, Class DR2, 8.644% (3-Month Term SOFR+336.16 basis points), 4/20/2034[3,4,6]	1,505,743
2,000,000	Series 2016-1A, Class A1R2, 6.225% (3-Month Term SOFR+141.16 basis points), 6/20/2034[3,4,6]	2,002,797
2,000,000	Series 2016-1A, Class ER2, 11.475% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,6]	2,001,382
2,015,058	Romark WM-R Ltd. Series 2018-1A, Class A1, 6.574% (3-Month Term SOFR+129.16 basis points), 4/20/2031[3,4,6]	2,016,632
5,795,000	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A3, 5.470%, 10/20/2028[3,6]	5,877,486
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 8.433% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,6]	2,503,911
	Sound Point CLO Ltd.
1,000,000	Series 2017-3A, Class B, 7.494% (3-Month Term SOFR+221.16 basis points), 10/20/2030[3,4,6]	1,001,063
2,000,000	Series 2019-1A, Class DR, 9.044% (3-Month Term SOFR+376.16 basis points), 1/20/2032[3,4,6]	1,952,956
1,500,000	Series 2019-3A, Class DR, 9.046% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,6]	1,431,447
1,000,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 10.896% (3-Month Term SOFR+561.16 basis points), 10/25/2029[3,4,6]	992,498
2,592,528	TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 6.583% (3-Month Term SOFR+128.16 basis points), 10/13/2032[3,4,6]	2,594,742
	Tesla Auto Lease Trust
4,440,000	Series 2023-A, Class A3, 5.890%, 6/22/2026[3,6]	4,465,272
1,750,000	Series 2024-A, Class A4, 5.310%, 12/20/2027[3,6]	1,772,229

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	THL Credit Wind River CLO Ltd.
1,000,000	Series 2013-2A, Class DR, 8.491% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,6]	$1,001,829
720,948	Series 2014-2A, Class AR, 6.703% (3-Month Term SOFR+140.16 basis points), 1/15/2031[3,4,6]	721,138
901,345	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	901,970
	Toyota Lease Owner Trust
274,020	Series 2023-A, Class A2, 5.300%, 8/20/2025[3,6]	274,057
5,750,000	Series 2023-A, Class A3, 4.930%, 4/20/2026[3,6]	5,754,772
	TRESTLES CLO Ltd.
4,000,000	Series 2017-1A, Class A1RR, 6.739% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,6]	4,017,998
3,000,000	Series 2018-2A, Class A1R, 6.893% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,6]	3,018,884
	Trinitas CLO Ltd.
1,150,000	Series 2022-21A, Class C, 9.482% (3-Month Term SOFR+420 basis points), 1/20/2036[3,4,6]	1,162,838
3,000,000	Series 2024-29A, Class A1, 6.799% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,6]	3,005,408
1,250,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 8.144% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,6]	1,247,638
1,514,903	Verus Securitization Trust Series 2021-5, Class A1, 1.013%, 9/25/2066[3,6,7]	1,298,625
514,697	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,6,7]	503,255
	Voya CLO Ltd.
1,250,000	Series 2017-1A, Class C, 8.877% (3-Month Term SOFR+359.16 basis points), 4/17/2030[3,4,6]	1,255,535
504,051	Series 2017-2A, Class A1R, 6.543% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,6]	504,371
1,000,000	Series 2013-1A, Class CR, 8.513% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,6]	1,001,804
1,000,000	Series 2014-1A, Class CR2, 8.341% (3-Month Term SOFR+306.16 basis points), 4/18/2031[3,4,6]	1,002,141
2,000,000	Series 2013-2A, Class CR, 8.296% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,6]	2,005,741
1,500,000	Series 2018-3A, Class CR2, 7.651% (3-Month Term SOFR+235 basis points), 10/15/2031[3,4,6]	1,504,819
2,500,000	Series 2016-3A, Class CR, 8.791% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,6]	2,514,738

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,448,410	Series 2015-3A, Class A1R3, 6.432% (3-Month Term SOFR+115 basis points), 10/20/2031[3,4,6]	$3,450,974
1,000,000	Series 2019-4A, Class ER, 12.273% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,6]	1,003,460
1,250,000	Series 2022-3A, Class ER, 13.282% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,6]	1,291,482
1,000,000	Series 2019-1A, Class D1RR, 0.000% (3-Month Term SOFR+305 basis points), 10/15/2037[3,4,6]	1,000,000
	Voya Euro CLO DAC
1,750,000	Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,947,907
2,000,000	Series 1A, Class B2R, 5.150%, 10/15/2037[3,6]	2,226,180
95,854	Wind River CLO Ltd. Series 2013-1A, Class A1RR, 6.524% (3-Month Term SOFR+124.16 basis points), 7/20/2030[3,4,6]	95,883
1,899,792	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	1,875,308
	World Omni Select Auto Trust
79,030	Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	78,876
2,499,042	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	2,504,520
	Total Asset-Backed Securities
	(Cost $466,025,760)	469,302,787
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
1,250,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 6.361% (1-Month Term SOFR+126.45 basis points), 4/15/2034[4,6]	1,134,419
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 6.167% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,6]	1,665,125
2,000,000	Series 2019-BWAY, Class D, 7.371% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,6]	41,958
3,025,000	BFLD Trust Series 2021-FPM, Class A, 6.811% (1-Month Term SOFR+171.45 basis points), 6/15/2038[3,4,6]	3,020,695
	BPR Trust
3,000,000	Series 2022-OANA, Class A, 6.995% (1-Month Term SOFR+189.8 basis points), 4/15/2037[4,6]	3,013,725
1,000,000	Series 2021-WILL, Class B, 8.211% (1-Month Term SOFR+311.45 basis points), 6/15/2038[4,6]	996,313
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[6]	2,021,790

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1,250,000	COMM Mortgage Trust Series 2018-HCLV, Class A, 6.393% (1-Month Term SOFR+129.6 basis points), 9/15/2033[3,4,6]	$1,160,461
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 6.244% (1-Month Term SOFR+114.7 basis points), 12/15/2031[4,6]	201,311
750,000	CSMC Series 2020-FACT, Class B, 7.461% (1-Month Term SOFR+236.45 basis points), 10/15/2037[4,6]	713,805
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,6]	2,412,046
627,916	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 5.545%, 5/28/2035[3,7]	622,317
3,103,357	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	2,592,789
20,331	Mellon Residential Funding Series 1999-TBC3, Class A2, 6.134%, 10/20/2029[3,7]	20,737
2,880,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 6.306% (1-Month Term SOFR+120.95 basis points), 11/15/2038[4,6]	2,799,239
1,500,000	Regatta Funding Ltd. Series 2018-3A, Class DR, 8.085% (3-Month Term SOFR+280 basis points), 10/25/2031[3,4,6]	1,505,114
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[6,7]	92,547
	Total Commercial Mortgage-Backed Securities
	(Cost $29,192,475)	24,014,391
	CORPORATE — 24.1%
	BASIC MATERIALS — 1.2%
1,970,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. 4.750%, 6/15/2027[3,5,6]	1,956,125
1,720,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,651,104
1,540,000	Methanex Corp. 5.125%, 10/15/2027[3,5]	1,525,031
1,309,000	Nucor Corp. 3.950%, 5/23/2025	1,302,005
1,175,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,6]	1,161,483
	Sherwin-Williams Co.
1,671,000	4.250%, 8/8/2025	1,667,539
400,000	4.550%, 3/1/2028[3]	405,447

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
1,500,000	2.950%, 8/15/2029[3]	$1,412,041
		11,080,775
	COMMUNICATIONS — 2.2%
2,565,000	Amazon.com, Inc. 3.150%, 8/22/2027[3]	2,518,573
2,155,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	2,209,124
2,064,000	Match Group Holdings LLC 4.625%, 6/1/2028[3,6]	2,008,497
1,425,000	Matterhorn Telecom S.A. 3.125%, 9/15/2026[3]	1,570,355
	Meta Platforms, Inc.
2,300,000	4.600%, 5/15/2028[3]	2,359,713
1,500,000	4.300%, 8/15/2029[3]	1,523,477
4,090,000	T-Mobile USA, Inc. 2.625%, 2/15/2029[3]	3,813,136
	Verizon Communications, Inc.
2,219,000	5.679% (SOFR Index+79 basis points), 3/20/2026[4]	2,228,759
2,340,000	3.875%, 2/8/2029[3]	2,309,154
		20,540,788
	CONSUMER, CYCLICAL — 4.6%
4,603,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,6]	4,394,562
2,465,000	Air Canada 3.875%, 8/15/2026[3,5,6]	2,402,367
4,275,000	American Honda Finance Corp. 5.550% (SOFR Rate+71 basis points), 1/9/2026[4]	4,291,228
400,000	BorgWarner, Inc. 4.950%, 8/15/2029[3]	406,886
3,000,000	Carnival PLC 1.000%, 10/28/2029[3]	2,908,204
1,275,000	Everi Holdings, Inc. 5.000%, 7/15/2029[3,6]	1,270,075
1,225,000	Ford Motor Credit Co. LLC 4.271%, 1/9/2027[3]	1,203,872
	General Motors Financial Co., Inc.
1,378,000	5.460% (SOFR Rate+62 basis points), 10/15/2024[4]	1,378,168
2,019,000	5.880% (SOFR Rate+104 basis points), 2/26/2027[4]	2,021,265

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
3,425,000	Home Depot, Inc. 4.750%, 6/25/2029[3]	$3,531,428
240,000	Hyatt Hotels Corp. 5.250%, 6/30/2029[3]	245,865
2,446,000	Hyundai Capital America 2.750%, 9/27/2026[6]	2,368,266
2,199,000	International Game Technology PLC 6.250%, 1/15/2027[3,5,6]	2,246,158
2,550,000	Lowe's Cos., Inc. 3.650%, 4/5/2029[3]	2,489,307
4,810,000	McDonald's Corp. 3.600%, 7/1/2030[3]	4,670,217
1,064,250	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500%, 6/20/2027[3,6]	1,078,281
1,750,000	Papa John's International, Inc. 3.875%, 9/15/2029[3,6]	1,621,400
	Toyota Motor Credit Corp.
930,000	6.146% (SOFR Index+89 basis points), 5/18/2026[4]	936,967
2,545,000	4.625%, 1/12/2028	2,592,818
1,530,000	VOC Escrow Ltd. 5.000%, 2/15/2028[3,5,6]	1,512,792
		43,570,126
	CONSUMER, NON-CYCLICAL — 5.3%
2,000,000	Amgen, Inc. 5.250%, 3/2/2025	2,003,100
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,6]	1,985,524
1,274,000	Baxter International, Inc. 5.658% (SOFR Index+44 basis points), 11/29/2024[4]	1,273,972
2,337,000	Biogen, Inc. 4.050%, 9/15/2025[3]	2,324,354
2,452,000	Block, Inc. 6.500%, 5/15/2032[3,6]	2,556,377
	Elevance Health, Inc.
1,949,000	2.375%, 1/15/2025[3]	1,934,188
1,275,000	2.250%, 5/15/2030[3]	1,142,260
2,965,000	Haleon UK Capital PLC 3.125%, 3/24/2025[5]	2,939,133
1,855,000	HCA, Inc. 5.200%, 6/1/2028[3]	1,904,169

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	IQVIA, Inc.
1,115,000	5.000%, 5/15/2027[3,6]	$1,109,173
1,000,000	2.250%, 3/15/2029[3]	1,046,174
3,675,000	Mars, Inc. 4.550%, 4/20/2028[3,6]	3,716,708
2,915,000	McKesson Corp. 1.300%, 8/15/2026[3]	2,773,034
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,6]	1,623,561
2,250,000	Moody's Corp. 3.750%, 3/24/2025[3]	2,237,864
3,575,000	PepsiCo, Inc. 5.672% (SOFR Index+40 basis points), 11/12/2024[4]	3,576,241
2,846,000	Pernod Ricard International Finance LLC 1.250%, 4/1/2028[3,6]	2,568,945
2,320,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,5]	2,335,495
1,200,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/2027[3,6]	1,141,310
3,600,000	Quest Diagnostics, Inc. 4.625%, 12/15/2029[3]	3,645,043
	Roche Holdings, Inc.
1,000,000	5.400% (SOFR Rate+56 basis points), 3/10/2025[4,6]	1,001,823
515,000	4.203%, 9/9/2029[3,6]	517,775
2,240,000	S&P Global, Inc. 2.700%, 3/1/2029[3]	2,114,663
750,000	Stryker Corp. 3.375%, 11/1/2025[3]	743,157
2,025,000	Universal Health Services, Inc. 2.650%, 10/15/2030[3]	1,807,065
		50,021,108
	ENERGY — 1.8%
2,490,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[3]	2,475,429
1,767,000	Gray Oak Pipeline LLC 3.450%, 10/15/2027[3,6]	1,709,857
2,245,000	NextEra Energy Partners LP 2.500%, 6/15/2026[6,9]	2,118,622
1,400,000	NGPL PipeCo LLC 4.875%, 8/15/2027[3,6]	1,406,035

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
2,925,000	ONEOK, Inc. 5.000%, 3/1/2026[3]	$2,939,221
1,923,000	Rockies Express Pipeline LLC 3.600%, 5/15/2025[3,6]	1,892,030
815,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/2028[3,6]	789,672
	TransCanada PipeLines Ltd.
2,400,000	4.875%, 1/15/2026[3,5]	2,411,040
1,085,000	6.683% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	1,085,716
		16,827,622
	FINANCIAL — 1.3%
794,000	American Express Co. 6.132% (SOFR Index+93 basis points), 3/4/2025[3,4]	794,901
1,440,000	AmWINS Group, Inc. 6.375%, 2/15/2029[3,6]	1,476,032
2,247,000	Avolon Holdings Funding Ltd. 5.750%, 11/15/2029[3,5,6]	2,319,971
3,440,000	Intercontinental Exchange, Inc. 4.350%, 6/15/2029[3]	3,467,417
1,330,000	Macquarie Airfinance Holdings Ltd. 6.400%, 3/26/2029[3,5,6]	1,385,226
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[6]	588,792
1,410,000	Nasdaq, Inc. 5.650%, 6/28/2025	1,418,829
380,000	Ryan Specialty LLC 5.875%, 8/1/2032[3,6]	386,593
1,075,000	VICI Properties LP / VICI Note Co., Inc. 4.625%, 12/1/2029[3,6]	1,055,479
		12,893,240
	INDUSTRIAL — 3.9%
2,075,000	Advanced Drainage Systems, Inc. 5.000%, 9/30/2027[3,6]	2,052,372
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[6]	999,668
2,300,000	Brambles USA, Inc. 4.125%, 10/23/2025[3,6]	2,290,195
795,000	Builders FirstSource, Inc. 5.000%, 3/1/2030[3,6]	780,298

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
	Caterpillar Financial Services Corp.
1,810,000	5.694% (SOFR Rate+46 basis points), 2/27/2026[4]	$1,812,286
1,475,000	5.360% (SOFR Rate+52 basis points), 5/14/2027[4]	1,477,242
700,000	Clean Harbors, Inc. 5.125%, 7/15/2029[3,6]	691,837
2,240,000	CSX Corp. 4.250%, 3/15/2029[3]	2,258,054
1,376,000	GFL Environmental, Inc. 5.125%, 12/15/2026[3,5,6]	1,374,008
805,000	Graphic Packaging International LLC 3.500%, 3/15/2028[3,6]	768,723
4,265,000	John Deere Capital Corp. 5.280% (SOFR Rate+44 basis points), 3/6/2026[4]	4,269,602
2,295,000	MasTec, Inc. 4.500%, 8/15/2028[3,6]	2,255,558
1,825,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.000%, 10/15/2027[3,6]	1,756,513
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	558,306
	Sealed Air Corp.
1,485,000	4.000%, 12/1/2027[3,6]	1,436,270
765,000	5.000%, 4/15/2029[3,6]	754,201
	Silgan Holdings, Inc.
1,013,000	1.400%, 4/1/2026[3,6]	961,360
1,750,000	2.250%, 6/1/2028[3]	1,831,345
1,885,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,6]	1,893,739
	Standard Industries, Inc.
1,000,000	2.250%, 11/21/2026[3]	1,076,896
1,445,000	4.750%, 1/15/2028[3,6]	1,416,613
3,200,000	Waste Management, Inc. 3.150%, 11/15/2027[3]	3,127,747
1,110,000	WESCO Distribution, Inc. 6.375%, 3/15/2029[3,6]	1,148,139
		36,990,972
	TECHNOLOGY — 2.3%
2,205,000	ASGN, Inc. 4.625%, 5/15/2028[3,6]	2,143,642
3,300,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875%, 1/15/2027[3,5]	3,278,431

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[3]	$2,715,341
1,830,000	Crowdstrike Holdings, Inc. 3.000%, 2/15/2029[3]	1,695,376
2,420,000	Entegris, Inc. 4.750%, 4/15/2029[3,6]	2,386,967
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,650,666
1,557,000	Leidos, Inc. 3.625%, 5/15/2025[3]	1,543,843
1,250,000	Micron Technology, Inc. 4.185%, 2/15/2027[3]	1,246,890
	Oracle Corp.
1,860,000	2.650%, 7/15/2026[3]	1,808,614
2,350,000	2.300%, 3/25/2028[3]	2,207,646
		21,677,416
	UTILITIES — 1.5%
2,325,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	2,316,381
3,000,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	2,862,177
2,141,000	Consolidated Edison Co. of New York, Inc. 4.000%, 12/1/2028[3]	2,139,028
775,000	Drax Finco PLC 5.875%, 4/15/2029[3]	904,811
3,520,000	Duke Energy Corp. 3.400%, 6/15/2029[3]	3,382,491
890,000	NextEra Energy Capital Holdings, Inc. 6.058% (SOFR Index+76 basis points), 1/29/2026[4]	893,224
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	239,246
2,025,000	WEC Energy Group, Inc. 4.750%, 1/9/2026[3]	2,034,309
		14,771,667
	Total Corporate
	(Cost $225,136,601)	228,373,714
	U.S. GOVERNMENT — 15.9%
	United States Treasury Bill
10,000,000	0.000%, 10/1/2024	10,000,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
9,000,000	0.000%, 10/17/2024	$8,981,208
9,000,000	0.000%, 11/14/2024	8,948,970
9,000,000	0.000%, 11/29/2024	8,930,952
10,000,000	0.000%, 12/5/2024	9,918,540
9,000,000	4.895%, 12/12/2024	8,919,630
9,000,000	4.750%, 12/19/2024	8,911,125
9,500,000	4.810%, 1/7/2025	9,384,888
9,000,000	0.000%, 1/16/2025	8,881,047
9,500,000	4.990%, 1/23/2025	9,367,371
10,000,000	0.000%, 2/13/2025	9,836,710
10,000,000	0.000%, 2/20/2025	9,829,250
39,000,000	United States Treasury Note 4.000%, 1/15/2027	39,328,302
	Total U.S. Government
	(Cost $150,575,765)	151,237,993
	Total Bonds
	(Cost $870,930,601)	872,928,885

Number of Shares
	SHORT-TERM INVESTMENTS — 2.9%
27,204,095	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.78%[10,11]	27,204,095
	Total Short-Term Investments
	(Cost $27,204,095)	27,204,095
	TOTAL INVESTMENTS — 100.3%
	(Cost $948,791,949)	950,873,862
	Liabilities in Excess of Other Assets — (0.3)%	(2,468,701)
	TOTAL NET ASSETS — 100.0%	$948,405,161

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT — (2.6)%
	BONDS — (2.6)%
	U.S. GOVERNMENT — (2.6)%
$(24,150,000)	United States Treasury Note 4.000%, 7/31/2029	$(24,613,197)
	Total U.S. Government
	(Proceeds $24,437,668)	(24,613,197)
	Total Bonds
	(Proceeds $24,437,668)	(24,613,197)
	Total Securities Sold Short
	(Proceeds $24,437,668)	$(24,613,197)

EUR – Euro

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $456,861,547 which represents 48.17% of total net assets of the Fund.
[7]	Variable rate security.
[8]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[9]	Convertible security.
[10]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $3,861, which represents 0.00% of total net assets of the Fund.
[11]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
(76)	U.S. 10 Year Treasury Note	Dec 2024	$(8,685,375)	$14,250

TOTAL FUTURES CONTRACTS			$(8,685,375)	$14,250

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2024	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	10/10/2024	(5,296,250)	$(5,745,362)	$(5,898,004)	$(152,642)
Euro	JP Morgan	EUR per USD	10/24/2024	(13,500,000)	(14,700,516)	(15,043,861)	(343,345)
Euro	JP Morgan	EUR per USD	12/5/2024	(4,200,000)	(4,642,306)	(4,688,027)	(45,721)
Euro	JP Morgan	EUR per USD	12/18/2024	(902,500)	(1,006,544)	(1,007,922)	(1,378)
Euro	JP Morgan	EUR per USD	12/23/2024	(855,000)	(957,104)	(955,075)	2,029
					(27,051,832)	(27,592,889)	(541,057)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(27,051,832)	$(27,592,889)	$(541,057)

EUR – Euro

See accompanying Notes to Financial Statements.